Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE INCOME PLUS FUND

Class A, Class B, Class C, Institutional Class, and Investor Class

Supplement dated May 29, 2009, to the Prospectuses dated October 1, 2009, as previously supplemented, as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective May 29, 2009, W. Frank Koster of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Government Securities Fund and Income Plus Fund. The Government Securities Fund will continue to be managed by Michael J. Bray, CFA, who has managed the Fund since 2005, and Jay N. Mueller, CFA, who has managed the Fund since 2004. The Income Plus Fund will continue to be managed by Michael J. Bray, CFA, who has managed the Fund since 2008, D. James Newton II, CFA, CPA, who has managed the Fund since 2008, Thomas M. Price, CFA, who has managed the Fund since 2005, and Janet S. Rilling, CFA, CPA, who has managed the Fund since 2008. All references to W. Frank Koster contained in the Prospectuses are hereby deleted.

IFIT059/P1004SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

WELLS FARGO ADVANTAGE INCOME PLUS FUND

Class A, Class B, Class C, Institutional Class, and Investor Class

Supplement dated May 29, 2009, to the Statement of Additional Information dated October 1, 2009.

This Supplement contains important information about the Funds referenced above.

Effective May 29, 2009, W. Frank Koster of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Government Securities Fund and Income Plus Fund. The Government Securities Fund will continue to be managed by Michael J. Bray, CFA, who has managed the Fund since 2005, and Jay N. Mueller, CFA, who has managed the Fund since 2004. The Income Plus Fund will continue to be managed by Michael J. Bray, CFA, who has managed the Fund since 2008, D. James Newton II, CFA, CPA, who has managed the Fund since 2008, Thomas M. Price, CFA, who has managed the Fund since 2005, and Janet S. Rilling, CFA, CPA, who has managed the Fund since 2008. All references to W. Frank Koster contained in the Statement of Additional Information are hereby deleted.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE COREBUILDER – SERIES G

Supplement dated May 29, 2009, to the Prospectus dated May 1, 2009.

This Supplement contains important information about the Fund referenced above.

Effective May 29, 2009, W. Frank Koster of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager to the CoreBuilder – Series G Fund. The CoreBuilder – Series G Fund will continue to be managed by Michael J. Bray, CFA, who has managed the Fund since 2008. All references to W. Frank Koster contained in the Prospectus are hereby deleted.

CBG059/P1515SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE COREBUILDER – SERIES G

Supplement dated May 29, 2009, to the Statement of Additional Information dated May 1, 2009.

This Supplement contains important information about the Fund referenced above.

Effective May 29, 2009, W. Frank Koster of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager to the CoreBuilder – Series G Fund. The CoreBuilder – Series G Fund will continue to be managed by Michael J. Bray, CFA, who has managed the Fund since 2008. All references to W. Frank Koster contained in the Statement of Additional Information are hereby deleted.